INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
IncomeTaxLineItems [Line Items]
Federal income tax rate					21.00%
Operating loss carryforwards					$ 6,100,000	$ 3,800,000
Income tax expense benefit	$ 25,012		$ 25,012		$ 74,364	$ 8,533
Four Subsidiaries [Member]
IncomeTaxLineItems [Line Items]
Operating loss carryforwards							$ 8,900,000
Change in deferred tax asset							$ 1,900,000